Revenue and operating segments (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	kr 457,840	kr 388,377
Transport Services [Member]
IfrsStatementLineItems [Line Items]
Revenue	430,494	323,801
Rental Incomes [Member]
IfrsStatementLineItems [Line Items]
Revenue	kr 27,346	kr 64,576